Summary of significant accounting policies- Various (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CNY (¥) segment	Mar. 31, 2018 CNY (¥) segment	Mar. 31, 2017 CNY (¥) segment	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Apr. 01, 2018 CNY (¥)
Business combinations and noncontrolling interests
Net loss attributable to mezzanine equity holders	¥ 438	¥ 930	¥ 1,961
Segment reporting
Number of operating segment | segment	4	4	4
Number of reportable segment | segment	4	4	4
Revenue recognition
Practical expedient, unsatisfied performance obligations	true
Practical expedient, financing component	true
Sales and marketing expenses
Advertising and promotional expenses	¥ 22,013	¥ 16,814	¥ 8,799
Leases
Capital Lease Obligations		0	0		¥ 0
Cash and cash equivalents
Amount of cash and cash equivalents		199,309		$ 28,308	189,976
Short term investments
Short-term investments- fixed deposits		2,919			961
Short-term investments		6,086		$ 486	3,262
Investment securities
Equity securities accounted for using cost method		59,942	35,404
Investments in equity investees
Period of time within which results of equity method earnings are recognized in arrears	3 months
Equity securities accounted for using cost method		59,942	35,404
Minimum
Investment securities
Maturities of debt investments	1 year
Maximum
Investment securities
Maturities of debt investments	10 years
Retained earnings
Revenue recognition
Reclassification		8,196
Investment securities
Reclassification		8,196
ASU 2014-09 | Adjustment | Retained earnings
Revenue recognition
Reclassification						¥ 0
Investment securities
Reclassification						0
ASU 2016-01 | Adjustment
Investment securities
Equity securities accounted for using cost method		(59,942)				(59,942)
Investment securities						59,942
Investments in equity investees
Equity securities accounted for using cost method		(59,942)				(59,942)
Investment securities						59,942
ASU 2016-01 | Adjustment | Accumulated other comprehensive income (loss)
Revenue recognition
Reclassification						(8,196)
Investment securities
Reclassification						(8,196)
ASU 2016-01 | Adjustment | Retained earnings
Revenue recognition
Reclassification						8,196
Investment securities
Reclassification						¥ 8,196
Cash held in accounts managed by Alipay
Cash and cash equivalents
Amount of cash and cash equivalents		1,687			3,720
Short term investments held in accounts managed by Alipay
Short term investments
Short-term investments		890			¥ 0
Government-mandated multi-employer defined contribution plan in PRC
Other employee benefits
Contribution amount charged to the consolidated income statements	¥ 5,608	¥ 3,587	¥ 2,710